2. Going Concern	6 Months Ended
Jun. 30, 2012
Notes
2. Going Concern

 2.    GOING CONCERN

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern.  The Company is an exploration stage company and has incurred losses since its inception and does not have sufficient cash at June 30, 2012 to fund normal operations and meet debt obligations for the next 12 months.

The Company currently has no historical recurring source of revenue and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute its mining plan.  The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties.  Additionally, the current capital markets and general economic conditions in the United States are significant obstacles to raising the required funds.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has entered into a joint venture agreement with NyacAU, LLC which will provide approximately $6.0 million of financing to the joint venture in the form of loans and funded expenses to fund mining activities on the Company’s alluvial deposits.  Additionally, the agreement provides approximately $2.5 million of financing to Goldrich in the form of lease or purchase of capital equipment currently owned by the Company, funded exploration expenses and common stock purchases. Of this amount, $350,000 in sales of shares of the Company’s common stock was received in the quarter ending June 30, 2012.  A successful mining operation may provide the long-term financial strength for the Company to remove the going concern condition in future years.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.  If the going concern basis was not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.